Discontinued Operations - Summary of assets and liabilities of discontinued operations (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Current assets
Total current assets	$ 93,488
Current liabilities
Total current liabilities	93,433
Non-current liabilities
Total non-current liabilities	733
Discontinued operations | ES
Current assets
Cash and cash equivalents, time deposits and restricted cash	5,253
Accounts receivable, net of allowance for credit losses	16,805
Short-term investments	3,784
Other current assets	6,987
Total current assets	32,829
Non-current assets
Other non-current assets	112
Total assets	32,941
Current liabilities
Accounts payables	16,551
Bank borrowings	1,533
Accrued liabilities and other current liabilities	8,198
Total current liabilities	26,282
Non-current liabilities
Lease liabilities	448
Total liabilities	26,730
Discontinued operations | MS
Current assets
Cash and cash equivalents, time deposits and restricted cash	31,263
Accounts receivable, net of allowance for credit losses	26,412
Other current assets	2,984
Total current assets	60,659
Non-current assets
Other non-current assets	193
Total assets	60,852
Current liabilities
Accounts payables	19,308
Bank borrowings	34,908
Accrued liabilities and other current liabilities	12,935
Total current liabilities	67,151
Non-current liabilities
Lease liabilities	283
Other non-current liabilities	2
Total non-current liabilities	285
Total liabilities	$ 67,436